UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL

SMALL CAP FUND

FORM N-Q

JUNE 30, 2015

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 91.9%
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 2.3%
Calsonic Kansei Corp.	216,050	$1,537,603
Hella KGaA Hueck & Co.	24,760	1,193,583	*

Total Auto Components		2,731,186

Household Durables - 6.1%
Cyrela Brazil Realty SA	143,290	456,264
G.U.D Holdings Ltd.	191,620	1,306,945
Iida Group Holdings Co., Ltd.	103,789	1,653,704
Nihon House Holdings Co., Ltd.	126,440	593,018
Skyworth Digital Holdings Ltd.	1,135,460	1,010,723
Token Corp.	9,475	598,454
TomTom NV	144,110	1,628,299	*

Total Household Durables		7,247,407

Internet & Catalog Retail - 0.7%
CJ Home Shopping Co., Ltd.	4,211	776,928

Leisure Products - 1.5%
Beneteau SA	48,460	825,511
Trigano SA	24,250	976,238

Total Leisure Products		1,801,749

Media - 2.4%
Avex Group Holdings Inc.	45,926	806,805
KT Skylife Co., Ltd.	47,414	860,759
Sirius XM Canada Holdings Inc.	134,870	575,546
Technicolor SA	94,640	617,230

Total Media		2,860,340

Specialty Retail - 3.7%
Baoxin Auto Group Ltd.	1,009,720	644,789
China ZhengTong Auto Services Holdings Ltd.	1,259,853	820,772
Hard Off Corp. Co., Ltd.	64,300	730,819
Laura Ashley Holdings PLC	912,140	437,126
Mekonomen AB	42,200	1,030,839
Tom Tailor Holding AG	77,510	777,708	*

Total Specialty Retail		4,442,053

Textiles, Apparel & Luxury Goods - 4.2%
361 Degrees International Ltd.	2,001,809	655,946
Cosmo Lady China Holdings Co., Ltd.	849,750	837,522	(a)
Grendene SA	178,330	959,590
Hosa International Ltd.	2,346,920	1,183,822
Le Saunda Holdings Ltd.	1,571,144	758,052
Sitoy Group Holdings Ltd.	870,370	578,259

Total Textiles, Apparel & Luxury Goods		4,973,191

TOTAL CONSUMER DISCRETIONARY		24,832,854

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 3.2%
Greggs PLC	51,430	955,975
MARR SpA	73,340	1,300,033
Valor Co., Ltd.	59,802	1,497,676

Total Food & Staples Retailing		3,753,684

Food Products - 1.3%
Biostime International Holdings Ltd.	203,220	593,808
Wessanen	111,560	979,932

Total Food Products		1,573,740

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Tobacco - 0.3%
PT Wismilak Inti Makmur Tbk	11,359,401	$349,324

TOTAL CONSUMER STAPLES		5,676,748

ENERGY - 1.8%
Energy Equipment & Services - 1.4%
Ocean Yield ASA	84,720	664,539
Shinko Plantech Co., Ltd.	109,101	963,665

Total Energy Equipment & Services		1,628,204

Oil, Gas & Consumable Fuels - 0.4%
TransGlobe Energy Corp.	129,520	516,421

TOTAL ENERGY		2,144,625

FINANCIALS - 11.4%
Banks - 2.1%
Banco Latinoamericano de Comercio Exterior SA	33,084	1,064,643
OFG Bancorp	71,960	767,814
Valiant Holding AG	6,410	624,237

Total Banks		2,456,694

Capital Markets - 3.0%
Anima Holding SpA	128,180	1,126,063	(a)
Atlas Mara Ltd.	91,760	573,500	*
Ichiyoshi Securities Co., Ltd.	63,310	618,693
KIWOOM Securities Co., Ltd.	7,202	477,142
Korea Investment Holdings Co., Ltd.	14,610	834,333

Total Capital Markets		3,629,731

Consumer Finance - 0.4%
International Personal Finance PLC	73,450	527,416

Diversified Financial Services - 0.4%
Hellenic Exchanges - Athens Stock Exchange SA Holding	118,370	463,196	(b)

Insurance - 0.7%
Greenlight Capital Re Ltd., Class A Shares	29,840	870,433	*

Real Estate Investment Trusts (REITs) - 1.4%
Irish Residential Properties REIT PLC	558,600	691,258
Lar Espana Real Estate Socimi SA	84,620	934,329

Total Real Estate Investment Trusts (REITs)		1,625,587

Real Estate Management & Development - 3.4%
Ascendas India Trust	818,850	544,137
CIFI Holdings Group Co., Ltd.	2,286,650	601,785
DO Deutsche Office AG	191,710	910,480
Leopalace21 Corp.	102,840	631,065	*
Nexity	21,180	831,160
Sun Frontier Fudousan Co., Ltd.	58,323	472,741

Total Real Estate Management & Development		3,991,368

TOTAL FINANCIALS		13,564,425

HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 1.3%
Nikkiso Co., Ltd.	93,085	976,600
St. Shine Optical Co., Ltd.	33,523	533,465

Total Health Care Equipment & Supplies		1,510,065

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.1%
Almirall SA	66,750	$1,319,399

TOTAL HEALTH CARE		2,829,464

INDUSTRIALS - 25.8%
Air Freight & Logistics - 1.4%
SBS Holdings Inc.	100,120	812,348
Wincanton PLC	308,290	881,609	*

Total Air Freight & Logistics		1,693,957

Airlines - 0.6%
Flybe Group PLC	636,020	692,047	*

Building Products - 2.4%
Maezawa Kasei Industries Co., Ltd.	48,507	495,038
Sankyo Tateyama Inc.	44,604	753,696
Tarkett SA	41,880	903,449
Wienerberger AG	49,000	770,523

Total Building Products		2,922,706

Commercial Services & Supplies - 1.5%
Shanks Group PLC	834,552	1,334,237
Séché Environnement	13,333	456,334

Total Commercial Services & Supplies		1,790,571

Construction & Engineering - 2.8%
China Singyes Solar Technologies Holdings Ltd.	713,730	916,154
Daelim Industrial Co., Ltd.	7,712	566,932
Heijmans NV	106,810	1,283,651	*
Morgan Sindall Group PLC	44,180	572,697

Total Construction & Engineering		3,339,434

Electrical Equipment - 4.3%
Endo Lighting Corp.	58,552	643,960
Nitto Kogyo Corp.	50,322	1,133,206
Saft Groupe SA	39,648	1,547,054
Toyo Tanso Co., Ltd.	35,068	584,825
Zumtobel Group AG	40,940	1,216,586

Total Electrical Equipment		5,125,631

Industrial Conglomerates - 0.9%
Rheinmetall AG	20,550	1,042,069

Machinery - 3.5%
Bucher Industries AG	4,340	1,079,720
CIMC Enric Holdings Ltd.	616,729	525,109
CKD Corp.	86,556	992,970
Meidensha Corp.	187,220	703,691
Meyer Burger Technology AG	98,160	844,116	*

Total Machinery		4,145,606

Marine - 1.3%
D/S Norden A/S	34,060	857,620	*
Diana Shipping Inc.	91,540	645,357	*

Total Marine		1,502,977

Professional Services - 4.1%
FULLCAST Holdings Co., Ltd.	234,880	1,472,018
McMillan Shakespeare Ltd.	87,900	819,935
Outsourcing Inc.	80,383	1,376,005
Quick Co., Ltd.	133,500	1,197,720

Total Professional Services		4,865,678

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Road & Rail - 1.1%
SENKO Co., Ltd.	100,070	$633,691
Sixt SE	17,050	740,274

Total Road & Rail		1,373,965

Transportation Infrastructure - 1.9%
Anhui Expressway Co., Ltd.	1,235,320	1,314,755
Yuexiu Transport Infrastructure Ltd.	1,268,813	911,726

Total Transportation Infrastructure		2,226,481

TOTAL INDUSTRIALS		30,721,122

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.4%
Icom Inc.	20,166	508,331

Electronic Equipment, Instruments & Components - 7.7%
Datalogic SpA	121,120	1,771,601
E2v Technologies PLC	378,527	1,492,849
Fabrinet	51,960	973,211	*
Kingboard Chemical Holdings Ltd.	339,470	588,589
Laird PLC	221,029	1,276,992
Oki Electric Industry Co., Ltd.	347,100	728,886
Orbotech Ltd.	43,810	911,248	*
Osaki Electric Co., Ltd.	96,100	528,457
SiiX Corp.	36,501	957,374

Total Electronic Equipment, Instruments & Components		9,229,207

Internet Software & Services - 0.8%
Pacific Online Ltd.	2,137,710	943,162

IT Services - 2.7%
Indra Sistemas SA	74,393	765,011
Mobilians Co., Ltd.	49,949	904,541
Poletowin Pitcrew Holdings Inc.	63,351	615,988
Zuken Inc.	99,210	986,547

Total IT Services		3,272,087

Semiconductors & Semiconductor Equipment - 1.1%
Aixtron SE	71,000	479,596	*
Suess MicroTec AG	138,910	787,018	*

Total Semiconductors & Semiconductor Equipment		1,266,614

Software - 2.0%
SDL PLC	118,970	777,635
SRA Holdings Inc.	48,784	908,833
Sword Group	31,671	688,514

Total Software		2,374,982

Technology Hardware, Storage & Peripherals - 1.4%
Bluecom Co., Ltd.	53,782	836,539
Wincor Nixdorf AG	20,010	787,031

Total Technology Hardware, Storage & Peripherals		1,623,570

TOTAL INFORMATION TECHNOLOGY		19,217,953

MATERIALS - 8.7%
Chemicals - 1.1%
China BlueChemical Ltd., Class H Shares	1,434,340	525,511
Yingde Gases Group Co., Ltd.	1,153,290	794,495

Total Chemicals		1,320,006

Construction Materials - 2.2%
Dongpeng Holdings Co., Ltd.	1,658,377	853,626
Italcementi SpA	157,423	1,038,977
Low & Bonar PLC	671,620	736,060

Total Construction Materials		2,628,663

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
Containers & Packaging - 1.4%
Greatview Aseptic Packaging Co., Ltd.		1,002,944	$569,300
RPC Group PLC		107,056	1,121,972

Total Containers & Packaging			1,691,272

Metals & Mining - 4.0%
APERAM		27,250	1,095,794	*
Asahi Holdings Inc.		43,830	747,064
Dominion Diamond Corp.		52,440	734,748
Eramet		9,210	713,404	*
Novagold Resources Inc.		139,180	478,048	*
Nyrstar NV		186,230	667,286	*
Troy Resources Ltd.		1,020,000	291,183	*

Total Metals & Mining			4,727,527

TOTAL MATERIALS			10,367,468

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,228,473)			109,354,659

	RATE
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $7,114,190)	0.103%	7,114,190	7,114,190

TOTAL INVESTMENTS - 97.9% (Cost - $109,342,663#)			116,468,849
Other Assets in Excess of Liabilities - 2.1%			2,454,431

TOTAL NET ASSETS - 100.0%			$118,923,280

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Financials	$13,101,229	$463,196	—	$13,564,425
Other common stocks	95,790,234	—	—	95,790,234

Total long-term investments	$108,891,463	$463,196		$109,354,659

Short-term investments†	7,114,190	—	—	7,114,190

Total investments	$116,005,653	$463,196	—	$116,468,849

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, securities valued at $463,196 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,740,232
Gross unrealized depreciation	(8,614,046)

Net unrealized appreciation	$7,126,186

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015